Off-Balance Sheet Commitments - Additional Information (Details) - Calyxt Inc. [Member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Sep. 30, 2017
Disclosure of contingent liabilities [line items]
Ownership interest	50.00%
Lease potential commitment	$ 20.7
Lease agreement term		20 years
Lease option to extend lease agreement	four options to extend its term for five years
Lease remaining period	13 years
Voting Agreement with Cibus [Member]
Disclosure of contingent liabilities [line items]
Minimum revenue to be achieved	$ 25.0